Restricted Equity Securities - Additional Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Restricted equity securities investments	$ 3,436,000	$ 4,357,000